COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Rental Commitments Under Operating Leases
December 31,

2014	$856
2015	945
2016	569
2017	531
2018	269

$3,170